REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
Amer Sports operates primarily in one industry — the design, manufacturing, distribution, selling and marketing of sporting goods, apparel and footwear. The Company is managed through its global brands supported by regional sales organizations and group wide platforms such as global operations and sourcing, IT and finance.
Geographic revenues are presented according to customers’ location.
GEOGRAPHIC BREAKDOWN OF REVENUES

	For the three months ended June 30,		For the six months ended June 30,
In millions	2025	2024	2025	2024
Americas (1)	$395.4	$371.9	$860.1	$786.8
Greater China (2)	410.2	289.6	856.2	601.2
EMEA (3)	276.2	233.1	681.1	593.8
Asia Pacific (4)	154.5	106.8	311.4	212.2
Total	$1,236.3	$1,001.4	$2,708.8	$2,194
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(1)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 22.7% and 27.4% of the total Company revenue for the three months ended June 30, 2025, and 2024, respectively and 22.5% and 26.6% of the total Company revenue for the six months ended June 30, 2025, and 2024, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(2)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 31.7% and 27.4% of the total Company revenue for the three months ended June 30, 2025, and 2024, respectively and 30.1% and 25.9% of the total Company revenue for the six months ended June 30, 2025, and 2024, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(3)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in France, Germany, the UK, Austria, Switzerland, Sweden, Norway, Italy and Spain. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.
(4)Excludes Greater China. The Company has its own sales companies in Japan, South Korea, Australia and Malaysia. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.
BREAKDOWN OF REVENUES BY CHANNEL

	For the three months ended June 30,		For the six months ended June 30,
In millions	2025	2024	2025	2024
Wholesale
Technical Apparel	$121.6	$117.1	324.9	283.9
Outdoor Performance	221.4	187.9	541.7	481.2
Ball & Racquet Sports	252.4	239.8	508.7	474.5
	595.4	544.8	1,375.3	1,239.6
DTC
Technical Apparel	$387.3	$295.0	847.8	645.4
Outdoor Performance	192.3	117.9	374.4	226.4
Ball & Racquet Sports	61.3	43.7	111.3	82.6
	640.9	456.6	1,333.5	954.4

Total	$1,236.3	$1,001.4	$2,708.8	$2,194.0
The Company did not recognize 10% or more of total revenue with any single customer in any of the periods presented.
CONTRACT BALANCES
Contract liabilities were $44.5 million and $82.5 million, as of June 30, 2025 and December 31, 2024 respectively, and primarily relate to deferred revenue. The balance of contract liabilities as of each period end are generally recognized as revenue within one year.